BORROWINGS - Other long-term borrowings (Details) ¥ in Thousands, € in Millions, $ in Millions	1 Months Ended											3 Months Ended			9 Months Ended	12 Months Ended
	Aug. 31, 2022 CNY (¥)	Jul. 31, 2022 CNY (¥)	Jan. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Oct. 31, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)	Oct. 31, 2020 CNY (¥)	Aug. 31, 2020	Jul. 31, 2020 CNY (¥)	Apr. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Sep. 30, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)
BORROWINGS
Term of loan agreement																1 year	1 year
Long-term Debt																¥ 15,125,251
JinkoSolar (Sichuan) Co., Ltd.
BORROWINGS
Fixed annual return (as a percent)								6.00%
Noncontrolling interest derecognized															¥ 997,000
New loan liabilities at fair value								¥ 1,114,000
Long-term Debt				¥ 1,560,000													¥ 1,560,000
JinkoSolar Technology (Haining) Co., Ltd. ("Haining Jinko")
BORROWINGS
Noncontrolling interest derecognized																1,164,000
New loan liabilities at fair value															1,193,000
Long-term Debt				1,096,000													1,096,000
JinkoSolar Technology (Haining) Co., Ltd. ("Haining Jinko") | Minimum
BORROWINGS
Fixed annual return (as a percent)												4.75%
JinkoSolar Technology (Haining) Co., Ltd. ("Haining Jinko") | Maximum
BORROWINGS
Fixed annual return (as a percent)												5.23%
Jinko Yiwu
BORROWINGS
Fixed annual return (as a percent)									6.00%
Equity interest that will be repurchased (as a percent)									45.00%
Noncontrolling interest derecognized															779,000
New loan liabilities at fair value															818,000
Long-term Debt				757,000												754,000	757,000
Jinko Chuzhou
BORROWINGS
Fixed annual return (as a percent)									4.35%
Equity interest that will be repurchased (as a percent)									45.00%
Ownership interest held											45.00%
Noncontrolling interest derecognized															859,000
New loan liabilities at fair value															¥ 846,000
Term of loan agreement						5 years	5 years
Interest-free half-year loan						¥ 100,000	¥ 150,000
Interest rate						4.35%	4.35%
Net book value collateralized				¥ 1,025,000												701,000	1,025,000
Long-term Debt																1,633,000
Loan Agreement With Yushan Jinko
BORROWINGS
Term of loan agreement			6 years	6 years	6 years
Interest-free half-year loan			¥ 100,000	¥ 100,000	¥ 200,000												¥ 100,000
Interest rate			4.90%	4.90%	4.90%												4.90%			4.90%
Net book value collateralized				¥ 287,000												278,000	¥ 287,000
Long-term Debt																¥ 100,000
Loan Agreement With Anhui Jinko
BORROWINGS
Term of loan agreement					6 years											6 years
Interest-free half-year loan					¥ 455,000
Interest rate					5.58%
Net book value collateralized				434,000												¥ 465,000	434,000
Long-term Debt																215,000
Loan Agreement With Haining Jinko
BORROWINGS
Term of loan agreement	5 years						5 years
Interest-free half-year loan	¥ 1,000,000						¥ 690,000
Interest rate	5.06%						10.00%
Net book value collateralized				690,000												591,000	690,000
Outstanding balance in next 12 months																1,006,000
Loan Agreement With Ping An International Financial Leasing Co., Ltd
BORROWINGS
Term of loan agreement										2 years
Interest-free half-year loan										¥ 49,263,000
Rui Xu's Loan Agreement With Government Background Company
BORROWINGS
Term of loan agreement					5 years	5 years
Interest-free half-year loan					¥ 20,000	¥ 20,000
Interest rate					5.05%	5.05%
Net book value collateralized																40,000
3-year loan agreement with Deutsche Bank Co.,Ltd
BORROWINGS
Interest-free half-year loan				¥ 75,000													¥ 75,000			$ 12
Interest rate				1.92%													1.92%			1.92%
Long-term Debt																55,000
Outstanding balance in next 12 months																¥ 27,000		$ 4
2-year loan agreement with Bank of Communications
BORROWINGS
Term of loan agreement																2 years
Interest-free half-year loan																¥ 100,000
Interest rate																3.65%		3.65%	3.65%
Net book value collateralized																¥ 110,000
2-year loan agreement with The Export-Import Bank of China with interest rate of 2.10
BORROWINGS
Term of loan agreement																2 years
Interest-free half-year loan																¥ 817,000			€ 110
Interest rate																2.10%		2.10%	2.10%
2-year loan agreement with The Export-Import Bank of China with interest rate of 2.70
BORROWINGS
Interest-free half-year loan																¥ 208,000
Interest rate																2.70%		2.70%	2.70%
3-year loan agreement with Industrial Bank Co. Ltd
BORROWINGS
Term of loan agreement																3 years
Interest rate																4.10%		4.10%	4.10%
Long-term Debt																¥ 149,000
7-year loan agreement with bank consortium
BORROWINGS
Term of loan agreement																7 years
Interest rate																4.10%		4.10%	4.10%
7-year loan agreement with Industrial Bank Co.,Ltd
BORROWINGS
Term of loan agreement																7 years
Interest-free half-year loan																¥ 31,000
Interest rate																3.95%		3.95%	3.95%
3-year loan agreement with China Everbright bank Co., ltd
BORROWINGS
Term of loan agreement																3 years
Interest-free half-year loan																¥ 240,000
Interest rate																4.00%		4.00%	4.00%
Outstanding balance in next 12 months																¥ 240,000
Loan Agreement With Jinko Feidong
BORROWINGS
Term of loan agreement																5 years
Interest-free half-year loan																¥ 205,000
Interest rate																4.75%		4.75%	4.75%
Long-term Debt																¥ 208,000
Outstanding balance in next 12 months																51,000
Loan Agreement With Anhui Jinko One
BORROWINGS
Interest-free half-year loan																¥ 83,000
Interest rate																5.58%		5.58%	5.58%
Loan Agreement With Anhui Jinko Two
BORROWINGS
Interest-free half-year loan																¥ 66,000
Interest rate																5.58%		5.58%	5.58%
Loan Agreement With Anhui Jinko Three
BORROWINGS
Interest-free half-year loan																¥ 66,000
Interest rate																5.57%		5.57%	5.57%
Loan Agreement With Jinko Leshan
BORROWINGS
Term of loan agreement		4 years
Interest-free half-year loan		¥ 150,000
Interest rate		6.00%
Government Background Companies
BORROWINGS
Capital injections												¥ 846,000
Government Background Companies | JinkoSolar (Sichuan) Co., Ltd.
BORROWINGS
Capital injections							¥ 100,000									¥ 1,300,000
Government Background Companies | JinkoSolar Technology (Haining) Co., Ltd. ("Haining Jinko")
BORROWINGS
Capital injections													¥ 517,000	¥ 517,000
Government Background Companies | Jinko Yiwu
BORROWINGS
Capital injections																¥ 765,000
Government Background Companies | Jinko ShangRao
BORROWINGS
Capital injections					¥ 50,000	¥ 150,000					¥ 4,500,000
Fixed annual return (as a percent)				4.90%	5.18%	5.18%	5.18%										4.90%			4.90%
Term of loan agreement																	5 years
Interest-free half-year loan				¥ 98,000													¥ 98,000
Interest rate																10.00%		10.00%	10.00%
Net book value collateralized				¥ 2,017,000												¥ 2,059,000	¥ 2,017,000
Carrying value of the loan																0
Government Background Companies | Jinko Solar Co., Ltd. ("Jiangxi Jinko")
BORROWINGS
Capital injections																¥ 1,100,000
Equity interest that will be repurchased (as a percent)								30.00%